CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and cash equivalents	$ 40,602	$ 40,313
Marketable securities	2,494	840
Receivables	5,682	7,254
Prepaid expenses	1,346	5,789
Current assets	50,124	54,196
Marketable securities		4,252
Prepaid expenses	54
Deposits	2,128	2,208
Exploration and evaluation interests	95,438	75,531
Capital assets	20,236	18,775
Total assets	167,980	154,962
Current
Accounts payable and accrued liabilities	13,977	12,537
Current portion of lease liabilities	545	494
Flow-through share premium liability	4,557	12,413
Current portion of other liabilities	1,806
Current liabilities	20,885	25,444
Long-term lease liabilities	3,017	818
Provision for closure and reclamation	6,160	5,151
Other liabilities	691
Total liabilities	30,753	31,413
SHAREHOLDERS' EQUITY
Capital stock	464,029	361,982
Commitment to issue shares	1,250
Reserves	39,879	40,608
Deficit	(367,931)	(279,041)
Total shareholders' equity	137,227	123,549
Total liabilities and shareholders' equity	$ 167,980	$ 154,962